ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Sep. 30, 2013
Accounts Payable And Accrued Liabilities
NOTE 5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities are comprised of the following:

	2013	2012	2011
Accounts Payable	$252,749	$520,594	$491,392
Accrued Liabilities for services rendered but
not invoiced as of September 30, 2013 and 2012:	-	-	-
Professional services (legal, audit, financial)	14,000	15,000	40,583
Management Salary	-	-	-
Other	69,152	-	-
	$355,901	$542,594	$531,975